Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Balances and Transactions with Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 18:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Related parties consist of nine directors (including the CEO, who is also a shareholder) serving on the Company's board of directors and two key officers.

b.	Transactions with related parties:

1)	In February 2012, the Company's audit committee and Board approved an amendment and extension of the agreement with the Company's CEO, dated April 2007. Pursuant to the amendment, the monthly salary of the Company's CEO will increase by 5% in each of the three years of the extension of the engagement to NIS 52.5 a month starting January 2012. The agreement was extended by an additional period through April 1, 2015. In April 2012, the Company's shareholders approved the agreement at a shareholders’ meeting. On January 18, 2015, the Company's shareholders extended the agreement under the same terms for an additional five years.

In addition, if a material agreement is signed between the Company and a third party during the term of the engagement or during a period of three years after the termination on the Company's part of the engagement between the Company's CEO and the Company, the Company's CEO will be entitled to receive a bonus amounting to 1.75% of the monetary compensation payable to the Company under the material agreement.

On May 28, 2015, the Company's Board of Directors approved an update of the terms and conditions in office of the Company's CEO, so that the monthly remuneration will be a total of NIS 80, and to grant options at a rate of 2.5% of the Company's issued and paid up capital on a fully diluted basis (see Note 15b).

2)	In August 2014, the Company signed an employment agreement with the CFO for a period of 5 years, according to which the CFO shall be entitled to a monthly salary of NIS 10, and accordingly updated the management agreement to fees at the amount of NIS 2.5 for a period of five years. In addition, the CFO is entitled to receive a one- time cash payment of NIS 192.5 for the services provided in connection with the preparation and submission of the prospectus in the US, and, in the event that the Company should complete a successful capital raise in the U.S. market, the CFO shall be entitled to receive a one-time payment of NIS 87.5. Furthermore, from the consummation of the offering, the monthly compensation under the services agreement will be increased to NIS 15,000. In addition, pursuant to a separate employment agreement entered into between the Company and the CFO on August 31, 2014, as of such date, the CFO is also employed by the Company in a 60% employment capacity, for which he is entitled to a monthly salary of NIS 10,000.

3)	In August 2012, the Company approved the grant of future remuneration to four directors in the Company. The remuneration will be granted provided that a material agreement is signed between the Company and a third party during the director's term with the Company that will entitle each of the four directors to receive a bonus of 0.5% of the monetary compensation that will be paid to the Company in the context of such material agreement. The bonus is not limited in amount and is not restricted to one material agreement.

4)	On April 10, 2016, the Audit Committee and the Board of Directors unanimously resolved to approve the payment of NIS 200, to be increased by an additional amount of up to NIS 200 as needed, for the benefit of the Company's CEO, for the purpose of placing the bond required in connection with an investigation conducted by the Israeli Securities Authority ("ISA"), regarding certain shareholders of the Company (not including among them the Company's CEO) alleged use of inside information.

c.	Balances with related parties:

Payables

Key management personnel:

December 31, 2016	309
December 31, 2017	302
December 31, 2017 (convenience translation to U.S. dollars) (Note 2c)	$87

d.	Transactions with related parties:

	Research and development	Marketing, general and administrative
Key management personnel:

2015	1,539	1,032
2016	1,072	1,898
2017	1,575	1,098
2017 (convenience translation to U.S. dollars) (Note 2c)	$454	$317

e.	Compensation of key officers:

The following amounts disclosed in the table are recognized as an expense during the reporting period related to key officers:

Key officers employed by the Company:

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2015	2016	2017	2017
	N I S			U.S. dollars

Salaries	209	190	209	$60
Short-term employee benefits	1,732	1,740	1,972	569
Other employees benefits	64	106	94	27
Share-based compensation	567	934	398	115

	2,572	2,970	2,673	$771

Number of key officers	9	11	8